LONG-TERM DEBT LONG-TERM DEBT (Narrative) (Details) - USD ($)	Jan. 02, 2022	Apr. 06, 2020	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 60,000,000
Upfront amendment costs	3,900,000
Revolving long-term bank credit facility, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2%
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,000,000,000			$ 1,000,000,000
Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 300,000,000
Term loan, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 3% Due April 2022
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 400,000,000